STOCKHOLDERS EQUITY (Details Narrative) - USD ($)			1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 07, 2022	Oct. 12, 2021	Apr. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	May 31, 2022	Dec. 10, 2021	Nov. 17, 2021	Nov. 15, 2021	Nov. 01, 2021	Oct. 22, 2021	Aug. 21, 2021	Jul. 14, 2021	Jun. 24, 2021	Jun. 18, 2021	May 18, 2021	Apr. 30, 2021	Apr. 02, 2021	Mar. 31, 2021	Mar. 27, 2021	Jan. 22, 2021	Jan. 19, 2021	Dec. 31, 2020
Common stock, Shares outstanding				89,940,121	58,785,924																		33,075,711
Common stock, Shares issued				89,940,121	58,785,924	9,442,400																	33,075,711
Common stock, Par value				$ 0.0001	$ 0.0001																		$ 0.0001
Common stock, Shares authorized				5,000,000,000	5,000,000,000																		5,000,000,000
Shares Issued							1,612,593	1,788,874	1,475,000	809,110	655,936	1,854,050	4,225,000	1,375,000		362,987		1,744,343
Preferred stock, Shares authorized				39,995,000	39,995,000																		39,998,500
Preferred stock, Par value				$ 0.0001	$ 0.0001																		$ 0.0001
Tranche One [Member]
Number of shares purchase, amount	$ 707,000
Number of shares purchase, shares	707
Preferred Stock, Terms	If all of the Class E Preferred Stock are redeemed within ninety (90) calendar days from the issuance date thereof, the Company shall have the right to redeem the Class E Preferred Stock upon three (3) business days’ of written notice at a price equal to one hundred and fifteen percent (115%) of the Stated Value, together with any accrued but unpaid dividends;
Tranche Two [Member]
Number of shares purchase, amount	$ 500,000
Number of shares purchase, shares	500
Tranche Three [Member]
Number of shares purchase, amount	$ 293,000
Number of shares purchase, shares	293
Former Employee
Shares Issued				292,875		183,600
Boston Solar [Member]
Shares Issued				2,530,365
Class D convertible preferred stock [Member]
Preferred stock, Shares authorized				2,000	2,000																		0
Preferred stock, Par value				$ 0.0001	$ 0.0001																		$ 0.0001
Preferred shares issued, shares				2,000	2,000																		0
Description of material rights				On June 8, 2022, the Company amended the conversion rights so that each share of the Class D Preferred Stock is convertible, at any time and from time to time from and after the issuance at the option of the Holder thereof, into that number of shares of Common Stock (subject to Beneficial Ownership Limitations) determined by dividing the Stated Value of such share by (a) $0.1055; and (b) where applicable, a fixed price equaling one hundred percent (100%) of the lowest traded VWAP for the fifteen (15) trading days preceding a conversion.	If all of the Class D Preferred Stock are redeemed within ninety (90) calendar days from the issuance date thereof, the Company
Stated value of preferred stock				$ 1,200	$ 1,200
Undesignated shares					2,000
Preferred stock, Shares outstanding				2,000	2,000																		0
Annual dividend				3.00%
Class E Convertible Preferred Stock [Member]
Preferred stock, Shares authorized				1,550	1,550
Preferred stock, Par value				$ 0.0001	$ 0.0001
Preferred shares issued, shares				1,550	0
Preferred stock, Shares outstanding				1,550	0
Percent of dividend to pay	8.00%
Stated value, price per share	$ 1,200
Undesignated and unissued shares	39,995,000
Class B Preferred Stock [Member]
Shares Issued		75													1,868,853
Conversion of converted common stock		661,765
Preferred stock, Shares authorized				1,500	1,500																		1,500
Preferred stock, Par value					$ 0.0001																		$ 0.0001
Preferred shares issued, shares				0	48																		408
Description of material rights					If all of the Class B Preferred Stock are redeemed within ninety (90) calendar days from the issuance date thereof, the Company shall have the right to redeem the Class B Preferred Stock upon three (3) business days of written notice at a price equal to one hundred and fifteen percent (115%) of the Stated Value together with any accrued but unpaid dividends
Stated value of preferred stock																				$ 1,200
Undesignated shares					39,995,000																		39,998,500
Preferred stock, Shares outstanding				0	48																		408
Conersion of preferred share				71
Class C Preferred Stock
Preferred shares issued, shares				282	760
Description of material rights				On June 8, 2022, the Company amended the conversion rights so that each share of the Class C Preferred Stock is convertible, at any time and from time to time from and after the issuance at the option of the Holder thereof, into that number of shares of Common Stock (subject to Beneficial Ownership Limitations) determined by dividing the Stated Value of such share by the lesser of (a) $0.1055 ; and (b) where applicable, a fixed price equaling one hundred percent (100%) of the lowest traded VWAP for the fifteen (15) trading days preceding a conversion.	If all of the Class C Preferred Stock are redeemed within ninety (90) calendar days from the issuance date thereof, the Company shall have the right to redeem the Class C Preferred Stock upon three (3) business days of written notice at a price equal to one hundred and fifteen percent (115%) of the Stated Value together with any accrued but unpaid dividends
Undesignated shares					1,500
Preferred stock, Shares outstanding				282	760
Annual dividend				3.00%
Conersion of preferred share				478
Stated value of preferred stock				1,200																1,200
Class A Convertible Preferred Stock [Member]
Shares Issued			3,257,035	672,830
Preferred shares issued, shares				56,108,617	56,353,015
Preferred stock, Shares outstanding				56,108,617	56,353,015
Conversion of converted common stock			130,281	1,402,715,425
Number of Votes				Each share of Class A Stock votes with the shares of Common Stock and is entitled to 50 votes per share and ranks senior to all other classes of stock in liquidation in the amount of $1 per share
Preferred stock, Shares authorized				100,000,000	100,000,000
Preferred stock, Par value				$ 0.0001	$ 0.0001
Designated shares				60,000,000
GHS Investments
Shares Issued				6,613,017		6,613,017											2,000		2,000		250	510
Warrant purchase price	$ 1.14
Warrant to purchase common stock	$ 4,129,091
Warrant purchase price period	5 years